Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom Income Fund	May 30, 2023
Fidelity Freedom Income Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(11.25%)
Past 5 years	1.69%
Since Inception	2.14%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.20%	[1]
F0199
Average Annual Return:
Past 1 year	(11.04%)
Past 5 years	1.86%
Since Inception	2.25%	[1]

[1]	A From June 7, 2017